Direxion Monthly High Yield Bull 1_2X Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	15.43%	13.10%
Solactive High Yield Beta Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.04%	3.47%	5.85%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	1.35%	4.57%
Performance Inception Date	Feb. 17, 2016
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	(1.16%)	2.05%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	(0.09%)	2.41%